Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. Fair Value Measurements

The following table presents the Company’s assets and liabilities that are measured and recognized at fair value on a recurring basis classified under the appropriate level of the fair value hierarchy as of March 31, 2018 and December 31, 2017:

	Fair Value Measurements at March 31, 2018
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market fund (1)	$6,840,505	$—	$—	$6,840,505

Total Assets	$6,840,505	$—	$—	$6,840,505

Liabilities:
Derivative financial instruments—warrants	$—	$—	$779,076	$779,076

Total Liabilities	$—	$—	$779,076	$779,076

	Fair Value Measurements at December 31, 2017
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market fund (1)	$8,309,964	$—	$—	$8,309,964

Total Assets	$8,309,964	$—	$—	$8,309,964

Liabilities:
Derivative financial instruments—warrants	$—	$—	$649,387	$649,387

Total Liabilities	$—	$—	$649,387	$649,387

(1)	Included as a component of cash and cash equivalents on the accompanying condensed consolidated balance sheets.

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 liabilities for the three months ended March 31, 2018:

Description	Balance at December 31, 2017	Realized (gains) or losses	Balance at March 31, 2018
Derivative financial instruments—warrants	$649,387	$129,689	$779,076

The change in the fair value of the “derivative financial instruments—warrants” is recorded as a gain or loss in the Company’s consolidated statement of operations. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, the Company reviews the assets and liabilities that are subject to ASC Topic 815-40 and ASC Topic 480-10. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments that trade infrequently and therefore have little or no price transparency are classified as Level 3.

7. Fair Value Measurements

The following table presents the Company’s assets and liabilities that are measured and recognized at fair value on a recurring basis classified under the appropriate level of the fair value hierarchy as of December 31, 2017 and 2016:

	Fair Value Measurements at December 31, 2017
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market fund (1)	$4,522,631	$—	$—	$4,522,631

Total Assets	$4,522,631	$—	$—	$4,522,631

Liabilities:
Derivative financial instruments—warrants	$—	$—	$649,387	$649,387

Total Liabilities	$—	$—	$649,387	$649,387

	Fair Value Measurements at December 31, 2016
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market fund (1)	$12,095,620	$—	$—	$12,095,620
Corporate debt securities (2)	—	14,160,686	—	14,160,686
Commercial paper (3)	—	2,393,948	—	2,393,948
U.S. treasury securities (2)	—	8,621,892	—	8,621,892

Total Assets	$12,095,620	$25,176,526	$—	$37,272,146

Liabilities:
Derivative financial instruments—warrants	$—	$—	$834,940	$834,940

Total Liabilities	$—	$—	$834,940	$834,940

(1)	Included as a component of cash and cash equivalents on the accompanying consolidated balance sheet.
(2)	Included in short-term investments on the accompanying consolidated balance sheet.
(3)	$1,198,504 of commercial paper was included as a component of cash and cash equivalents, and the rest of amount was included in short-term investments on the accompanying consolidated balance sheet.

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 liabilities for the years ended December 31, 2017 and 2016:

Description	Balance at December 31, 2016	Issuance of Derivative Financial Instruments	Unrealized (gains) or losses	Balance at December 31, 2017
Derivative financial instruments—Warrants	$834,940	$3,215,519	$(3,401,072)	$649,387

Description	Balance at December 31, 2015	Unrealized (gains) or losses	Balance at December 31, 2016
Derivative financial instruments—Warrants	$3,297,077	$(2,462,137)	$834,940

The unrealized gains or losses on the derivative financial instruments—warrants are recorded as a change in fair value of derivative financial instruments—warrants in the Company’s consolidated statement of operations. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, the Company reviews the assets and liabilities that are subject to ASC Topic 815-40. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments that trade infrequently and therefore have little or no price transparency are classified as Level 3.